Equity Income Portfolio
Schedule of Investments (unaudited)
As of September 30, 2024
The portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The portfolio’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value ($000)
Common Stocks (96.9%)
Communication Services (2.3%)
T-Mobile US Inc.	86,218	17,792
Comcast Corp. Class A	265,830	11,103
Omnicom Group Inc.	93,026	9,618
Verizon Communications Inc.	144,127	6,473
TEGNA Inc.	274,779	4,336
AT&T Inc.	93,901	2,066
		51,388
Consumer Discretionary (5.0%)
Booking Holdings Inc.	3,920	16,511
Home Depot Inc.	40,446	16,389
Tractor Supply Co.	51,617	15,017
Starbucks Corp.	118,584	11,561
Lowe's Cos. Inc.	35,263	9,551
eBay Inc.	91,521	5,959
Industria de Diseno Textil SA	94,490	5,596
McDonald's Corp.	16,289	4,960
Tapestry Inc.	104,685	4,918
Travel & Leisure Co.	95,856	4,417
Phinia Inc.	80,459	3,704
H&R Block Inc.	45,369	2,883
Bath & Body Works Inc.	68,406	2,183
Lear Corp.	19,705	2,151
Dillard's Inc. Class A	5,577	2,140
Ralph Lauren Corp.	4,642	900
		108,840
Consumer Staples (11.1%)
Procter & Gamble Co.	206,773	35,813
Philip Morris International Inc.	215,619	26,176
Archer-Daniels-Midland Co.	421,490	25,180
Keurig Dr Pepper Inc.	604,201	22,645
Pernod Ricard SA	146,653	22,187
Kenvue Inc.	859,254	19,875
Unilever plc ADR	305,617	19,853
Walmart Inc.	235,604	19,025
PepsiCo Inc.	55,610	9,456
Mondelez International Inc. Class A	114,533	8,438
Altria Group Inc.	154,034	7,862
Coca-Cola Co.	106,377	7,644
Kroger Co.	104,542	5,990
Nomad Foods Ltd.	215,144	4,101
Target Corp.	25,785	4,019
WK Kellogg Co.	190,274	3,256
		241,520
Energy (9.2%)
ConocoPhillips	455,147	47,918
EQT Corp.	662,044	24,257
Coterra Energy Inc.	880,638	21,091
Exxon Mobil Corp.	154,768	18,142
TotalEnergies SE	204,761	13,296
Targa Resources Corp.	88,821	13,146
Hess Corp.	95,995	13,036
Chevron Corp.	45,981	6,772
Phillips 66	50,621	6,654
Marathon Petroleum Corp.	36,898	6,011
Schlumberger NV	124,974	5,243
Valero Energy Corp.	38,673	5,222
EOG Resources Inc.	38,843	4,775
Scorpio Tankers Inc.	53,840	3,839
Halliburton Co.	131,491	3,820

Equity Income Portfolio
	Shares	Market Value ($000)
Ovintiv Inc. (XNYS)	97,950	3,752
APA Corp.	125,394	3,067
Marathon Oil Corp.	24,784	660
Civitas Resources Inc.	10,767	546
		201,247
Financials (19.0%)
JPMorgan Chase & Co.	400,411	84,431
Bank of America Corp.	970,874	38,524
MetLife Inc.	338,762	27,941
Regions Financial Corp.	1,040,465	24,274
American International Group Inc.	302,325	22,139
Wells Fargo & Co.	388,186	21,929
M&T Bank Corp.	111,992	19,948
Morgan Stanley	174,033	18,141
Raymond James Financial Inc.	138,536	16,965
Nasdaq Inc.	200,575	14,644
Ares Management Corp. Class A	90,278	14,069
Royal Bank of Canada	107,805	13,455
Intercontinental Exchange Inc.	82,903	13,318
Citigroup Inc.	144,918	9,072
Ameriprise Financial Inc.	13,893	6,527
Hartford Financial Services Group Inc.	50,859	5,982
Bank of New York Mellon Corp.	79,163	5,689
State Street Corp.	61,761	5,464
Synchrony Financial	104,232	5,199
MGIC Investment Corp.	187,572	4,802
CNO Financial Group Inc.	131,994	4,633
Voya Financial Inc.	58,298	4,618
SLM Corp.	200,560	4,587
Popular Inc.	44,283	4,440
Assured Guaranty Ltd.	49,745	3,956
XP Inc. Class A	198,317	3,558
Chubb Ltd.	10,745	3,099
Everest Group Ltd.	6,926	2,714
Goldman Sachs Group Inc.	4,400	2,178
Zions Bancorp NA	43,849	2,071
Corebridge Financial Inc.	69,794	2,035
BlackRock Inc.	2,011	1,909
Progressive Corp.	6,920	1,756
Blackstone Inc.	1,440	220
First BanCorp (XNYS)	8,873	188
		414,475
Health Care (14.1%)
Johnson & Johnson	372,685	60,397
Merck & Co. Inc.	502,679	57,084
Gilead Sciences Inc.	496,738	41,646
Pfizer Inc.	1,371,973	39,705
UnitedHealth Group Inc.	33,934	19,841
Roche Holding AG	55,959	17,908
AstraZeneca plc ADR	186,756	14,550
Elevance Health Inc.	25,180	13,094
AbbVie Inc.	53,867	10,638
Bristol-Myers Squibb Co.	172,079	8,903
Cigna Group	22,802	7,900
CVS Health Corp.	119,644	7,523
Abbott Laboratories	36,023	4,107
Amgen Inc.	11,573	3,729
Medtronic plc	10,711	964
		307,989
Industrials (11.6%)
General Dynamics Corp.	81,985	24,776
PACCAR Inc.	212,169	20,937
L3Harris Technologies Inc.	84,373	20,070
United Parcel Service Inc. Class B (XNYS)	119,241	16,257
Emerson Electric Co.	145,261	15,887
Johnson Controls International plc	199,050	15,448
Caterpillar Inc.	33,216	12,991
Siemens AG (Registered)	62,060	12,555
Honeywell International Inc.	57,209	11,826

Equity Income Portfolio
	Shares	Market Value ($000)
Deere & Co.	28,030	11,698
Canadian National Railway Co.	95,816	11,220
Union Pacific Corp.	39,784	9,806
Lockheed Martin Corp.	16,557	9,679
Automatic Data Processing Inc.	33,299	9,215
IDEX Corp.	33,535	7,193
Knight-Swift Transportation Holdings Inc.	133,334	7,193
3M Co.	51,550	7,047
Apogee Enterprises Inc.	67,183	4,704
ManpowerGroup Inc.	51,697	3,801
AGCO Corp.	38,743	3,791
CNH Industrial NV	341,037	3,786
Oshkosh Corp.	34,527	3,460
Ryder System Inc.	18,759	2,735
RTX Corp.	21,227	2,572
Waste Management Inc.	8,595	1,784
Eaton Corp. plc	3,986	1,321
FedEx Corp.	2,462	674
		252,426
Information Technology (10.4%)
Broadcom Inc.	461,900	79,678
Cisco Systems Inc.	826,012	43,960
QUALCOMM Inc.	145,838	24,800
NXP Semiconductors NV	100,814	24,196
Corning Inc.	398,661	17,999
TE Connectivity plc	104,263	15,743
HP Inc.	155,612	5,582
International Business Machines Corp.	17,455	3,859
Amdocs Ltd.	43,967	3,846
Texas Instruments Inc.	17,527	3,621
Hewlett Packard Enterprise Co.	56,841	1,163
Dell Technologies Inc. Class C	8,183	970
Analog Devices Inc.	3,014	694
		226,111
Materials (3.8%)
Rio Tinto plc ADR	295,631	21,040
Celanese Corp.	108,175	14,708
PPG Industries Inc.	103,526	13,713
Barrick Gold Corp. (XTSE)	678,104	13,488
Reliance Inc.	15,425	4,461
Berry Global Group Inc.	64,282	4,370
Steel Dynamics Inc.	29,623	3,735
Sylvamo Corp.	27,934	2,398
Worthington Steel Inc.	61,929	2,106
LyondellBasell Industries NV Class A	20,703	1,985
		82,004
Real Estate (2.2%)
Crown Castle Inc.	190,537	22,603
Weyerhaeuser Co.	577,924	19,569
Host Hotels & Resorts Inc.	330,385	5,815
		47,987
Utilities (8.2%)
PPL Corp.	764,218	25,280
Sempra	285,827	23,904
Atmos Energy Corp.	154,763	21,467
American Electric Power Co. Inc.	199,902	20,510
Exelon Corp.	478,546	19,405
Dominion Energy Inc.	249,182	14,400
Eversource Energy	171,884	11,697
Vistra Corp.	63,521	7,530
Xcel Energy Inc.	88,780	5,797
NRG Energy Inc.	58,956	5,371
Ameren Corp.	59,721	5,223
Evergy Inc.	78,029	4,839
National Fuel Gas Co.	74,982	4,545
NextEra Energy Inc.	38,852	3,284
UGI Corp.	92,668	2,318
Edison International	18,306	1,594

Equity Income Portfolio
		Shares	Market Value ($000)
	WEC Energy Group Inc.	15,666	1,507
			178,671
Total Common Stocks (Cost $1,845,757)			2,112,658
Temporary Cash Investments (2.9%)
Money Market Fund (2.3%)
[1]	Vanguard Market Liquidity Fund, 5.014%	494,434	49,443
		Face Amount ($000)
Repurchase Agreement (0.6%)
	BNP Paribas Securities Corp. 4.880%, 10/1/24 (Dated 9/30/24, Repurchase Value $13,202,000, collateralized by Fannie Mae 2.475%–6.000%, 4/1/25–11/1/52, Freddie Mac 1.500%–6.720%, 12/1/33–3/1/54, Ginnie Mae 2.000%–8.000%, 12/20/44–6/20/64, and U.S. Treasury Note/Bond 4.625%, 4/30/29, with a value of $13,464,000)	13,200	13,200
Total Temporary Cash Investments (Cost $62,643)			62,643
Total Investments (99.8%) (Cost $1,908,400)			2,175,301
Other Assets and Liabilities—Net (0.2%)			4,486
Net Assets (100%)			2,179,787
Cost is in $000.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	182	52,910	1,118
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the portfolio’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the portfolio’s pricing time. When fair-value pricing is employed, the prices of securities used by a portfolio to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the portfolio’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Repurchase Agreements: The portfolio enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the portfolio under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The portfolio further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master

Equity Income Portfolio
repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the portfolio may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the portfolio. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
D.	Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the portfolio’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the portfolio’s investments and derivatives as of September 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	2,041,116	71,542	—	2,112,658
Temporary Cash Investments	49,443	13,200	—	62,643
Total	2,090,559	84,742	—	2,175,301
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,118	—	—	1,118
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.